SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 685,414	$ 445,866	$ 91,740
Performance obligations satisfied in the previous year	3,800	1,200	0
Network AI Fees
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	616,900	387,100	65,800
Financial Service
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	68,500	58,800	25,900
Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	661,646	420,460	75,180
Services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 23,768	$ 25,406	$ 16,560